SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Restricted Cash

The following table provides a reconciliation of cash and restricted cash to amounts shown in the statements of cash flows (in thousands):

	December 31,
	2021	2020	2019
Cash	$6,262,905	$614,412	$351,684
Restricted cash included in other current assets	10,740	11,278	19,767
Restricted cash included in other noncurrent assets	24,375	14,728	8,200
Total cash and restricted cash	$6,298,020	$640,418	$379,651

Schedule of Property, Plant and Equipment	The Company generally uses the following estimated useful lives for each asset category:

Property, plant, and equipment as of December 31, 2021 and 2020 were as follows (in thousands):

	December 31,	December 31,
	2021	2020
Land and land improvements	$1,050	$1,050
Building and improvements	195,952	—
Machinery, Tooling and Vehicles	601,791	28,830
Computer equipment and software	27,968	15,716
Leasehold improvements	135,533	47,187
Furniture and fixtures	15,352	4,503
Capital leases	—	3,908
Finance leases	13,601	—
Construction in progress	276,919	636,851
Total property, plant, and equipment	1,268,166	738,045
Less accumulated depreciation and amortization	(86,013)	(24,771)
Property, plant, and equipment—net	$1,182,153	$713,274

	December 31,	December 31,
	2021	2020
Machinery and Tooling	$132,943	$414,529
Construction of Arizona plant	112,970	171,532
Leasehold improvements	31,006	50,790
Total construction in progress	$276,919	$636,851

Schedule of Cumulative Effect of Adoption of Accounting Standards Update

The cumulative effect of the changes made to the Company’s consolidated balance sheet as of January 1, 2021 for the adoption of the new lease standard was as follows (in thousands):

		Adjustments
		from
		Adoption of
	Balances at	New Lease	Balances at
	December 31, 2020	Standard	January 1, 2021
Assets
Prepaid expenses	$21,840	$(180)	$21,660
Property, plant and equipment, net	713,274	—	713,274
Operating lease right-of-use assets	—	90,932	90,932
Liabilities
Other current liabilities	151,753	7,754	159,507
Other long-term liabilities	39,139	83,191	122,330